STATEMENT OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Total
Beginning Balance at Jun. 30, 2016	$ 8,716	$ 2,911,560	$ (1,004,337)	$ 1,915,939
Beginning Balance, Shares at Jun. 30, 2016	87,160,001
Issuance of shares and warrants for cash	$ 477	479,523		479,999
Issuance of shares and warrants for cash, Shares	4,764,999
Options vested		92,051		92,051
Exercise of options for cash
Issuance of warrants with debt
Net loss			(1,330,672)	(1,330,672)
Ending Balance at Jun. 30, 2017	$ 9,193	3,483,134	(2,335,009)	1,157,317
Ending Balance, Shares at Jun. 30, 2017	91,925,000
Issuance of shares and warrants for cash	$ 172	444,827		444,999
Issuance of shares and warrants for cash, Shares	1,729,699
Issuance of shares for services	$ 475	642,375		642,850
Issuance of shares for services, Shares	4,748,500
Options vested		238,165		238,165
Exercise of options for cash	$ 10	1,990		(2,000)
Exercise of options for cash, Shares	100,000
Issuance of warrants for services		12,469		12,469
Issuance of warrants with debt		26,519		26,519
Deemed dividends for ratchet adjustment to warrants		20,995	(20,995)
Net loss			(2,413,122)	(2,413,122)
Ending Balance at Jun. 30, 2018	$ 9,850	$ 4,870,474	$ (4,769,126)	$ 111,197
Ending Balance, Shares at Jun. 30, 2018	98,503,199